INCOME TAX EXPENSE (Details) € in Millions, $ in Millions		12 Months Ended
	Mar. 11, 2015 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 EUR (€)
Income tax expense:
Current tax expense domestic		€ (62)		€ 11	€ (31)
Current tax expense foreign		(15)		(13)	(4)
Deferred tax (expense)/benefit domestic		34		(62)	51
Deferred tax (expense)/benefit foreign		1		1	(36)
Total income tax (expense)		(42)	$ (48)	(63)	(20)
The Differences Between The Statutory Income Tax Rates And The Effective Tax Rates
Income tax calculated based on statutory income tax rate of 29% (2013: 26%, 2014: 26%)		(958)		(670)	(145)
Adjustments to relating to income taxes from prior years		(9)		0	0
Effect of tax exempt income		(168)		(165)	(155)
Effect of different tax rates in other countries		2		(20)	37
Non deductible expenses		133		37	26
Statutory revaluation of fixed assets		0		0	11
Effect of change in income tax rate		(697)		0	(1,069)
Valuation allowance for deferred tax assets		1,080		918	1,297
Non-offsettable income taxes with current year income taxes		18		2	1
Effect from offsetting of tax losses with share capital decrease and the gain from the conversion of preferred stock to common stock		598		0	0
Income tax audit settlement		27		0	(7)
Other		16		(39)	24
Income tax expense / (benefit)		42		63	20
Deferred Tax Assets:
Allowance for loan losses						€ 2,956	€ 1,821
Mark to market valuation of securities and derivatives						519	549
Pension and other post retirement benefits						104	97
Insurance reserves						55	71
Revaluation of land and buildings						163	152
Intangibles recognized upon acquisition and other assets						1	1
Tax free reserves						0	0
Tax loss carried forward						798	1,024
Other						317	288
PSI tax losses						2,385	2,221
Gross deferred tax assets						7,298	6,224
Deferred tax assets / liabilities for netting						(43)	(58)
Net deferred tax assets						7,255	6,166
Valuation allowance for deferred tax assets		(5,977)		(5,977)	(5,059)	(7,057)	(5,977)	€ (5,059)
Net deferred tax assets after valuation allowance						198	189
Deferred Tax Liabilities:
Allowance for loan losses						(10)	(11)
Mark to market valuation of securities and derivatives						(10)	(16)
Insurance reserves						0	(1)
Revaluation of land and buildings						(5)	0
Intangibles recognised upon acquisition and other assets						(13)	(13)
Tax free reserves						(18)	(17)
Other						(9)	(21)
Gross deferred tax liabilities						(65)	(79)
Deferred tax liabilities / assets for netting						43	58
Net deferred tax liabilities						(22)	(21)
Deferred Tax Assets Net Of Valuation Allowance Reconciliation [Abstract]
Opening Balance		5,977		5,059
Charges for the period		1,080		918	1,297
Closing Balance		7,057		5,977	5,059
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						2,835
Reconciliation of the Change in Unrecognized Tax Benefits
Balance, at beginning of year		3		3	10
Reductions related to positions taken during prior years		9		0	(7)
Settlements		(9)		0	0
Balance, at end of year		€ 3		€ 3	€ 3
Income Tax Disclosure Textual Details [Abstract]
Total						2,835
Statutory corporation income tax rate		29.00%	29.00%	26.00%	26.00%
Profit distribution withholding tax		10.00%	10.00%	25.00%
Realization Of Deferred Tax Assets		€ 197		€ 189
Tax loss carried forward						798	1,024
Tax loss carry forwards						2,835
Total net effect of valuation allowance						0	0	0
Deferred Tax Assets Liabilities Net Before Allocation Allowance						(697)	€ 0	€ (1,069)
Unrecognized Tax Benefits Income Tax Penalties Expenses	€ 36
The allocation of income / (loss) before income tax between domestic and foreign
Income / (loss) before income tax domestic		(3,296)		(2,672)	€ (665)
Income / (loss) before income tax foreign		(6)		93	106
Total		€ (3,302)		€ (2,579)	€ (559)
National Bank Of Greece S.A
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2011-2015	2011-2015
NBG London Branch (United Kingdom)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2014-2015	2014-2015
United Bulgarian Bank A.D. Sofia (Bulgaria)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2014-2015	2014-2015
Vojvodjanska Banka A.D. Novi Sad (Serbia)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2010-2015	2010-2015
Banca Romaneasca S.A. (Romania)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2009-2015	2009-2015
NBG Securities S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2009-2015	2009-2015
NBG Asset Management Mutual Funds S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2009-2015	2009-2015
Ethniki Leasing S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2010-2015	2010-2015
Ethniki Hellenic General Insurance S.A. (Greece)
Open Tax Years of Major Companies of Group [Line Items]
Open Tax Years Of Major Companies Of Group		2010-2015	2010-2015
2016
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						37
Income Tax Disclosure Textual Details [Abstract]
Total						37
Tax loss carry forwards						37
2017
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						66
Income Tax Disclosure Textual Details [Abstract]
Total						66
Tax loss carry forwards						66
2018
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						31
Income Tax Disclosure Textual Details [Abstract]
Total						31
Tax loss carry forwards						31
2019
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						1,702
Income Tax Disclosure Textual Details [Abstract]
Total						1,702
Tax loss carry forwards						1,702
2020
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						994
Income Tax Disclosure Textual Details [Abstract]
Total						994
Tax loss carry forwards						994
2021
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						0
Income Tax Disclosure Textual Details [Abstract]
Total						0
Tax loss carry forwards						0
Unlimited
Deferred Tax Assets Operating Loss Carryforwards Subject To Expiration [Line Items]
Total						5
Income Tax Disclosure Textual Details [Abstract]
Total						5
Tax loss carry forwards						€ 5